FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Fair Value of Derivative Financial Instruments - Additional Information (Details) - USD ($) $ in Millions	Dec. 31, 2021	Mar. 10, 2021
Derivative Financial Instruments
Derivative assets (liabilities)	$ (143.7)
Bruin Contract, Counterparties
Derivative Financial Instruments
Derivative assets (liabilities)	(40.2)
Bruin E&P HoldCo, LLC | Bruin Contract, Counterparties
Derivative Financial Instruments
Derivative liability		$ 76.4
Derivative assets (liabilities)	$ (22.8)